Schedule of Investments (unaudited) November 30, 2019	iShares® MSCI Brazil ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.8%
Embraer SA	17,796,187	$75,758,902

Banks — 5.4%
Banco Bradesco SA	21,997,248	162,574,557
Banco do Brasil SA	20,381,187	230,453,031
Banco Santander Brasil SA	10,559,875	110,136,577

		503,164,165

Beverages — 4.4%
Ambev SA	95,527,255	407,792,009

Capital Markets — 4.7%
B3 SA — Brasil, Bolsa, Balcao	35,062,277	395,707,934
Banco BTG Pactual SA	2,654,500	44,102,506

		439,810,440

Containers & Packaging — 0.9%
Klabin SA	19,187,800	80,412,415

Diversified Consumer Services — 1.0%
Cogna Educacao	37,017,619	89,735,968

Electric Utilities — 2.0%
Centrais Eletricas Brasileiras SA	6,605,200	54,409,364
Energisa SA	2,491,300	27,091,260
Equatorial Energia SA	22,530,500	109,980,257

		191,480,881

Electrical Equipment — 1.7%
WEG SA	21,681,981	155,988,426

Food & Staples Retailing — 2.2%
Atacadao SA	11,604,100	51,621,957
Raia Drogasil SA	5,927,000	158,383,211

		210,005,168

Food Products — 3.2%
BRF SA(a)	14,473,750	125,284,216
JBS SA	26,560,007	178,896,720

		304,180,936

Health Care Providers & Services — 1.0%
Hapvida Participacoes e Investimentos SA(b)	2,195,500	28,921,635
Notre Dame Intermedica Participacoes SA	4,668,300	62,589,203

		91,510,838

Independent Power and Renewable Electricity Producers — 0.7%
Engie Brasil Energia SA	5,870,043	64,929,620

Insurance — 4.6%
BB Seguridade Participacoes SA	17,163,495	139,839,274
IRB Brasil Resseguros S/A	17,976,500	157,857,164
Porto Seguro SA	3,250,720	46,128,042
Sul America SA	6,733,749	84,707,355

		428,531,835

Internet & Direct Marketing Retail — 0.9%
B2W Cia. Digital(a)	6,227,788	82,982,186

IT Services — 0.7%
Cielo SA	33,986,296	62,694,962

Metals & Mining — 9.2%
Cia. Siderurgica Nacional SA	17,606,769	52,300,220
Vale SA(a)	67,949,932	803,192,205

		855,492,425

Security	Shares	Value

Multiline Retail — 4.6%
Lojas Renner SA	19,184,509	$235,025,321
Magazine Luiza SA	18,304,700	194,939,016

		429,964,337

Oil, Gas & Consumable Fuels — 6.6%
Cosan SA	4,890,950	71,832,177
Petroleo Brasileiro SA	61,247,669	451,937,486
Ultrapar Participacoes SA	18,920,510	97,593,909

		621,363,572

Paper & Forest Products — 1.3%
Suzano SA	13,751,130	125,403,489

Personal Products — 0.9%
Natura Cosmeticos SA	10,776,430	84,411,078

Pharmaceuticals — 0.8%
Hypera SA	9,677,300	76,213,630

Real Estate Management & Development — 1.5%
BR Malls Participacoes SA	22,239,238	81,892,235
Multiplan Empreendimentos Imobiliarios SA	8,745,938	59,818,964

		141,711,199

Road & Rail — 3.4%
Localiza Rent a Car SA	14,511,431	154,576,272
Rumo SA(a)	27,768,490	160,438,997

		315,015,269

Specialty Retail — 0.7%
Petrobras Distribuidora SA	9,919,300	66,718,277

Transportation Infrastructure — 1.4%
CCR SA	31,766,465	129,145,409

Water Utilities — 1.3%
Cia. de Saneamento Basico do Estado de Sao Paulo	9,030,000	122,584,017

Wireless Telecommunication Services — 0.8%
TIM Participacoes SA	23,989,125	76,818,758

Total Common Stocks — 66.7% (Cost: $4,397,057,944)		6,233,820,211

Preferred Stocks

Banks — 19.5%
Banco Bradesco SA, Preference Shares, NVS	86,222,046	680,469,615
Itau Unibanco Holding SA, Preference Shares, NVS	104,822,947	862,719,901
Itausa-Investimentos Itau SA, Preference Shares, NVS	87,426,627	274,377,726

		1,817,567,242

Chemicals — 0.4%
Braskem SA, Class A, Preference Shares, NVS	5,103,556	33,783,916

Diversified Telecommunication Services — 1.6%
Telefonica Brasil SA, Preference Shares, NVS	11,277,864	150,031,892

Electric Utilities — 1.4%
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	6,941,946	58,989,220
Cia. Energetica de Minas Gerais, Preference Shares, NVS	24,971,370	77,070,307

		136,059,527

Food & Staples Retailing — 0.9%
Cia. Brasileira de Distribuicao, Preference Shares, NVS	4,233,464	80,257,899

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Brazil ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining — 1.2%
Gerdau SA, Preference Shares, NVS	27,221,126	$109,443,309

Multiline Retail — 1.1%
Lojas Americanas SA, Preference Shares, NVS	20,246,517	106,684,105

Oil, Gas & Consumable Fuels — 6.5%
Petroleo Brasileiro SA, Preference Shares, NVS	88,312,983	608,831,789

Total Preferred Stocks — 32.6% (Cost: $2,147,549,038)		3,042,659,679

Rights

Electric Utilities — 0.0%
Centrais Eletricas Brasileiras SA, (Expires 12/17/19)(a)	1,305,696	40,144

Total Rights — 0.0% (Cost: $0)		40,144

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.57%(c)(d)	15,364,000	15,364,000

Total Short-Term Investments — 0.2% (Cost: $15,364,000)		15,364,000

Total Investments in Securities — 99.5% (Cost: $6,559,970,982)		9,291,884,034

Other Assets, Less Liabilities — 0.5%		46,551,226

Net Assets — 100.0%		$9,338,435,260

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	5,634,000	9,730,000	15,364,000	$15,364,000	$79,784	$—	$—

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Brazil Index	890	12/20/19	$49,408	$(2,258,898)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Brazil ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$6,233,820,211	$—	$—	$6,233,820,211
Preferred Stocks	3,042,659,679	—	—	3,042,659,679
Rights	40,144	—	—	40,144
Money Market Funds	15,364,000	—	—	15,364,000

	$9,291,884,034	$—	$—	$9,291,884,034

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(2,258,898)	$—	$—	$(2,258,898)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

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